EARNINGS/(LOSS) PER SHARE - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income/(loss) attributable to equity holders of the Company
Continuing operations, basic	$ 72.6	$ (208.6)	$ (230.9)
Continuing operations, diluted	72.6	(208.6)	(230.9)
Discontinued operation, basic	0.0	0.0	(21.8)
Discontinued operation, diluted	0.0	0.0	(21.8)
Total, basic	72.6	(208.6)	(252.7)
Total, diluted	$ 72.6	$ (208.6)	$ (252.7)
Basic weighted-average number of ordinary shares
Continuing operations, basic (in shares)	498,029,143	384,499,607	384,304,322
Discontinued operation, basic (in shares)	498,029,143	384,499,607	384,304,322
Total, basic (in shares)	498,029,143	384,499,607	384,304,322
Weighted-Average Dilutive Impact Of Options [Abstract]
Continuing operations, diluted (in shares)	501,745,145	384,499,607	384,304,322
Discontinued operation, diluted (in shares)	501,745,145	384,499,607	384,304,322
Total, diluted (in shares)	501,745,145	384,499,607	384,304,322
Earnings/(Loss) Per Share
Continuing operations, basic (in USD per share)	$ 0.15	$ (0.54)	$ (0.60)
Discontinued operations, basic (in USD per share)	0	0	(0.06)
Total, basic (in USD per share)	0.15	(0.54)	(0.66)
Earnings/(Loss) Per Share
Continuing operations, diluted (in USD per share)	0.14	(0.54)	(0.60)
Discontinued operations, diluted (in USD per share)	0.00	0	(0.06)
Total, diluted (in USD per share)	$ 0.14	$ (0.54)	$ (0.66)
RSUs and PSUs
Weighted-Average Dilutive Impact Of Options [Abstract]
Weighted-average dilutive impact of options, RSUs, and PSUs, continuing operations (in shares)	3,716,002	0	0
Weighted-average dilutive impact of options, RSUs, and PSUs, discontinued operations (in shares)	3,716,002	0	0
Weighted-average dilutive impact of options, RSUs, and PSUs (in shares)	3,716,002	0	0